Document and Entity Information	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Entity Registrant Name	monday.com Ltd.
Entity Central Index Key	0001845338
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Type	6-K
Entity File Number	001-40461
Entity Address, Address Line One	6 Yitzhak Sadeh Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6777506
Entity Address, Country	IL